Deferred tax assets and liabilities - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 280	$ 1,403
Deferred tax liabilities	0	0
NET	280	1,403	$ 1,546	$ 1,357
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	44	25
Deferred tax liabilities	0	0
NET	44	25	23	29
Unused tax losses & tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	42,178	60,308
Deferred tax liabilities	0	0
NET	42,178	60,308	66,304	27,650
Unremitted earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	(41,942)	(58,930)
NET	(41,942)	(58,930)	$ (64,781)	$ (26,322)
Before offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	42,222	60,333
Deferred tax liabilities	(41,942)	(58,930)
NET	280	1,403
Offset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	41,942	58,930
Deferred tax liabilities	$ (41,942)	$ (58,930)